UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
June 30, 2015 (Unaudited)
Shares	Security Description	Value

COMMON STOCKS - 99.4%
Construction - 4.2%
18,606	Dycom Industries, Inc. (a)	$1,094,963
Educational Services - 3.4%
24,570	TAL Education Group - ADR (a)	867,321
Finance and Insurance - 19.8%
9,849	BofI Holding, Inc. (a)	1,041,138
4,410	Credit Acceptance Corporation (a)	1,085,654
32,907	Employers Holdings, Inc.	749,621
10,080	MarketAxess Holdings, Inc.	935,122
71,925	Net 1 UEPS Technologies, Inc. (a)	1,314,789
		5,126,324
Manufacturing - 47.7%
22,000	Acorda Therapeutics, Inc. (a)	733,260
11,928	Astronics Corporation (a)	845,576
25,872	Cirrus Logic, Inc. (a)	880,424
48,657	DepoMed, Inc. (a)	1,044,179
38,115	HollySys Automation Technologies, Ltd.	915,904
47,418	II-VI, Inc. (a)	899,994
74,991	Ixia (a)	932,888
18,963	Mellanox Technologies, Ltd. (a)	921,412
42,651	Momenta Pharmaceuticals, Inc. (a)	972,869
28,408	Movado Group, Inc.	771,561
22,260	Natus Medical, Inc. (a)	947,386
19,608	The Greenbrier Companies, Inc.	918,635
15,498	Universal Electronics, Inc. (a)	772,420
62,916	Wabash National Corporation (a)	788,967
		12,345,475
Mining, Quarrying, and Oil and Gas Extraction - 4.9%
167,748	Basic Energy Services, Inc. (a)	1,266,497
Professional, Scientific, and Technical Services - 13.1%
28,387	AMN Healthcare Services, Inc. (a)	896,745
10,416	Cimpress NV (a)	876,611
17,661	Synchronoss Technologies, Inc. (a)	807,638
26,658	VASCO Data Security International, Inc. (a)	804,805
		3,385,799
Retail Trade - 2.9%
23,310	Global Partners LP	756,176
Transportation and Warehousing - 3.4%
46,032	Seaspan Corporation	868,624
TOTAL COMMON STOCKS (Cost $25,744,421)		25,711,179

MONEY MARKET FUNDS - 0.8%
217,971	Fidelity Institutional Money Market Funds- Money Market Portfolio 0.05%*	217,971
TOTAL MONEY MARKET FUNDS (Cost $217,971)		217,971

Total Investments (Cost $25,962,392) - 100.2%		25,929,150
Liabilities in Excess of Other Assets - (0.2)%		(55,323)
TOTAL NET ASSETS - 100.0%		$25,873,827

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt
*	The rate quoted is the annualized seven-day yield at June 30, 2015

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,711,179	$-	$-	$25,711,179
Money Market Funds	217,971	-	-	217,971
Total Investments in Securities	$25,929,150	$-	$-	$25,929,150

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)                     /s/ Paul R. Fearday
Paul R. Fearday, President

Date               8/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Paul R. Fearday
Paul R. Fearday, President

Date               8/24/15

By (Signature and Title)*                   /s/ Kristen M. Weitzel
Kristen M Weitzel, Treasurer

Date               8/24/15

* Print the name and title of each signing officer under his or her signature.